Trade payables and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Payables

	As of
(in thousands of euros)	June 30, 2026	December 31, 2025
Accrued expenses - clinical trials	2,607	2,541
Trade payables & other accruals	6,162	6,580
Total trade and other payables	8,769	9,121

Schedule of Other Current Liabilities

	As of
(in thousands of euros)	June 30, 2026	December 31, 2025
Tax liabilities	550	218
Payroll tax and other payroll liabilities	4,841	6,599
Other payables	179	613
Other current liabilities	5,569	7,430

Schedule of Deferred Income and Contract Liabilities

	As of
(in thousands of euros)	June 30, 2026	December 31, 2025
Deferred income	—	45
Current contract liabilities	36,172	36,172
Deferred income and current contract liabilities	36,172	36,216

Schedule of Detailed Information About Refund Liabilities

	As of
(in thousands of euros)	June 30, 2026	December 31, 2025
Non-current refund liabilities	678	3,218
Current refund liabilities	3,298	313
Refund liabilities	3,976	3,530